PRINCIPAL ACCOUNTING POLICIES - Additional Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥) segment $ / ¥	Dec. 31, 2023 USD ($) segment	Dec. 31, 2022 CNY (¥) $ / ¥	Dec. 31, 2021 CNY (¥)
PRINCIPAL ACCOUNTING POLICIES
Impairment of long-lived assets	¥ 0		¥ 0	¥ 0
Impairment of goodwill	162,574	$ 22,898	0	0
Impairment of equity method investments	0		0	0
Impairment loss, contract assets with customer	0		0	0
Deferred subsidy income	¥ 5,354		¥ 25,470	¥ 9,216
Number of reportable segments | segment	1	1
Minimum
PRINCIPAL ACCOUNTING POLICIES
VAT surcharges percent	6.00%	6.00%
Maximum
PRINCIPAL ACCOUNTING POLICIES
VAT surcharges percent	12.00%	12.00%
Peoples Bank of China
PRINCIPAL ACCOUNTING POLICIES
Translation exchange rates | $ / ¥	7.0827		6.9646
Federal Reserve Bank of New York
PRINCIPAL ACCOUNTING POLICIES
Translation exchange rates | $ / ¥	7.0999